UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                       PNC ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS





PNC ALTERNATIVE STRATEGIES
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2007

PNC ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

PNC Alternative Strategies Fund LLC (the "Fund") invests substantially all of its assets in PNC Alternative Strategies Master Fund LLC (the "Master Fund"). As of December 31, 2007, the Fund owned 91.73% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                                      % OF
INVESTMENT FUNDS*                                               COST                VALUE       MEMBERS' CAPITAL

LONG/SHORT - VARIABLE EXPOSURE
    Apis Capital, L.P.                                      $  2,675,000        $  3,947,658           7.43%
    Coeus Capital, L.P.                                        2,000,000           2,096,660           3.94
    Criterion Institutional Partners, L.P.                     2,850,000           4,574,861           8.61
    Delta Institutional, L.P.                                  1,328,352           3,015,630           5.67
    Dirigo L.L.C.                                              2,000,000           2,110,141           3.97
    Ivory Flagship Fund, L.P.**                                2,561,790           2,890,092           5.44
    North Run Qualified Partners, L.P.                         2,000,000           2,632,960           4.95
    Tracer Capital Partners QP, L.P.                           3,100,000           3,558,416           6.69
                                                            ------------        ------------   ------------
        Total Long/Short - Variable Exposure                  18,515,142          24,826,418          46.70
EVENT-DRIVEN
    Altima Global Special Situations Fund, L.P.                2,250,000           2,959,016           5.57
    Centaurus Alpha Fund, L.P.                                 2,000,000           2,633,877           4.95
    LC Capital Partners, L.P.                                  1,647,224           3,198,446           6.02
    Perry Partners, L.P.                                       1,200,000           1,657,243           3.12
                                                            ------------        ------------   ------------
        Total Event-Driven                                     7,097,224          10,448,582          19.66
LONG/SHORT - LONG BIASED
    Clarus Capital LLC                                         1,000,000           1,116,095           2.10
    Clovis Capital Partners Institutional, L.P.                2,000,000           3,030,067           5.70
    Harvey SmidCap, L.P.                                       2,000,000           2,134,174           4.01
    Rosehill Saisei Fund, L.P.                                 1,100,000           1,215,349           2.29
    Sonar Institutional Fund, L.P.                             2,200,000           2,279,157           4.29
                                                            ------------        ------------   ------------
        Total Long/Short - Long Biased                         8,300,000           9,774,842          18.39
MACRO
    Wexford Spectrum Fund I, L.P.                              2,500,000           3,025,430           5.69
                                                            ------------        ------------   ------------
        Total Macro                                            2,500,000           3,025,430           5.69
LONG/SHORT - HIGHLY HEDGED
    Pennant Winward Fund, L.P.                                 1,600,000           2,939,139           5.53
                                                            ------------        ------------   ------------
        Total Long/Short - Highly Hedged                       1,600,000           2,939,139           5.53
STRUCTURED CREDIT
    Petra Offshore Fund, L.P.                                  1,250,000           1,550,317           2.92
                                                            ------------        ------------   ------------
        Total Structured Credit                                1,250,000           1,550,317           2.92
                                                            ------------        ------------   ------------
        Total Investments                                   $ 39,262,366        $ 52,564,728          98.89%
                                                            ------------        ------------   ------------

     *  All investments are non-income producing.
     ** Fund investment segregated to cover tender offers.

As of December 31, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:
                    COUNTRY                             COST            VALUE
              United States - 98.89%                $ 39,262,366    $ 52,564,728
                                                    ------------    ------------
                                                    $ 39,262,366    $ 52,564,728
                                                    ------------    ------------

Percentages above are based on members' capital of $53,155,983. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $39,262,366. Net unrealized appreciation on investments for tax purposes was $13,302,362 consisting of $13,302,362 of gross unrealized appreciation and $0 of gross unrealized depreciation.

PNC ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

The investments in Investment Funds shown on previous page, representing 98.89% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of this form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PNC Absolute Return Fund LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer


Date: February 27, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer


Date: February 27, 2008


/s/ Jennifer E. Spratley
---------------------------
Jennifer E. Spratley
Chief Financial Officer


Date: February 27, 2008